Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2022
Disclosure of Transactions and outstanding balances for related party [Abstract]
Disclosure Of Transactions And Outstanding Balances For Related Party Explanatory [Text Block]
Note 11 Accounts and transactions with related parties

Transactions between the Company and its subsidiaries occur in the normal course of operations and have been eliminated during the consolidation process.

The amounts indicated as transactions in the following table relate to trade operations with related parties, which are under similar terms than what a third party would get respect to price and payment conditions. There are no uncollectible estimates decreasing accounts receivable or guarantees provided to related parties.

Conditions of the balances and transactions with related parties:

(1)	Business operations agreed upon Chilean peso with a payment condition usually up to 30 days.

(2)	Business operations agreed upon in foreign currencies and with a payment condition up to 30 days. Balances are presented at the closing exchange rate.

(3)
An agreement of the subsidiary Compañía Pisquera de Chile S.A. with Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. due to differences resulting from the capital contributions made by the latter. It establishes a
3
% annual interest over capital, with annual payments to be made in eight instalments of UF 1,124 each. Beginning February 28, 2007 and UF 9,995 bullet payment at the last contribution date. In accordance with the contract,
Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.
renewed the contract for a period of nine years with maturing in the year 2023. Consequently, the UF 9,995 will be paid in nine annual, equal and successive instalments of UF 1,200 each and a final payment of UF 2,050, beginning on February 28, 2015.

(4)
Corresponds to shares of subsidiary Cervecería Szot SpA. from subsidiary Cervecería Kunstmann S.A. sold to
Representaciones Chile Beer Kevin Michael Szot E.I.R.L. The total amount of the transaction raised ThCh$ 42,506 for the sale of 15,167 shares. An interest of UF plus 3.79% annually will be applied to the value (base 360 days). The account receivable will be paid by Representaciones Chile Beer Kevin Michael Szot E.I.R.L. to CK in the same proportion of the dividends it will receive from the participation it owns in Cervecería Szot SpA.

(5)
Corresponds to a mutual agreement agreed in development units between the subsidiary Cervecera Guayacán SpA and Inversiones Río ElquiSpA. for a total of UF 849.32. Its stipulates accrual of interest at
3.72
% per year (base on 360 days) from the date on which each disbursement is made and until its payment. On May 30, 2022, the payment of this mutual was made.

The transaction table includes the main transactions made with related parties.

The detail of the accounts receivable and payable from related parties are detailed as follows:

Accounts receivable from related parties

Current:

Tax ID	Company	Country of origin	Ref,	Relationship	Transaction	Currency	As of December 31, 2022	As of December 31, 2021
							ThCh$	ThCh$
6,770,473-8	Armin Kunstmann Telge	Chile	(1)	Chairman of subsidiary	Sales of products	CLP	98	58
6,972,382-9	Pablo José Granifo Lavín	Chile	(1)	Director	Sales of products	CLP	-	401
6,062,786-K	Andrónico Luksic Craig	Chile	(1)	Chairman of CCU	Sales of products	CLP	438	724
6,525,286-4	Francisco Pérez Mackenna	Chile	(1)	Director	Sales of products	CLP	160	302
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(4)	Shareholder of subsidiary	Sale of shares	CLP	4,197	2,235
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	988	4,040
76,002,201-2	SAAM Puertos S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	49	-
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	134	-
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,935	302
76,275,453-3	Tech Pack S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	50	-
76,363,269-5	Inversiones Alabama Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	718	469
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,153	1,004
76,455,830-8	DiWatts S.A.	Chile	(1)	Related joint venture shareholder	Sales of products	CLP	848	548
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	14,203	26,481
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	10,663	9,213
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services provided	CLP	25,098	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	857,808	476,424
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	500	183
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	2,789,247	2,282,642
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,227	585
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Services provided	CLP	4,326	20,427
78,306,560-6	Inmobiliaria e Inversiones Río Claro S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	184	-
81,095,400-0	Sonacol S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,099	282
81,148,200-5	Ferrocarril de Antofagasta a Bolivia S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	4,250	5,053
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Advance purchase	CLP	796,841	952,000
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	74,663	36,710
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	3,015	4,534
84,356,800-9	Watts S.A.	Chile	(1)	Related joint venture shareholder	Sales of products	CLP	14,783	11,891
90,160,000-7	Compañía Sud Americana de Vapores S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,325	306
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Services provided	CLP	113,782	-
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	37,836	22,086
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Sales of products	CLP	4,085	3,207
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,579	6,585
93,920,000-2	Antofagasta Minerals S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	1,964
94,625,000-7	Inversiones ENEX S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	275,402	279,796
96,536,010-7	Inversiones Consolidadas Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	683	421
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,068	1,069
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Sales of products	CLP	41,492	23,215
96,610,780-4	Portuaria Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	232	496
96,645,790-2	Socofin S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	174	1,548
96,657,210-8	Transportes Fluviales Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	301	937
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	957	303
96,847,140-6	Inmobiliaria Norte Verde S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	386
96,892,490-7	Administracion y Servicios Generales LQ S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	158
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,716	2,733
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,410	2,291
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Services provided	CLP	692,100	851,941
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	73,164	44,014
99,506,030-2	Muellaje del Maipo S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	5,601	2,600
99,511,240-K	Antofagasta Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	4,623	2,193
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Sales of products	USD	15,333	-
0-E	Fundación Ramón T. Cartes	Paraguay	(2)	Subsidiary related	Donations	PYG	718	-
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	345	281
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services provided	Euros	239,791	222,226
0-E	Prana S.A.	Paraguay	(2)	Subsidiary related	Services provided	PYG	4,905	-
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to the subsidiary's shareholder	Services provided	Euros	69,802	-
Total							6,204,099	5,307,264

Non Current:

Tax ID	Company	Country of origin	Ref,	Relationship	Transaction	Currency	As of December 31, 2022	As of December 31, 2021
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(4)	Shareholder of subsidiary	Sale of shares	CLP	42,506	42,506
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	-	61,691
Total							42,506	104,197

Accounts payable to related parties
Current:

Tax ID	Company	Country of origin	Ref,	Relationship	Transaction	Currency	As of December 31, 2022	As of December 31, 2021
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	17,283	8,836
71,238,300-3	Fundación Teletón	Chile	(1)	Related to the Company's general manager	Services received	CLP	208,238	-
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	279,560	254,330
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	7,138	20,858
76,455,830-8	DiWatts S.A.	Chile	(1)	Related joint venture shareholder	Purchase of products	CLP	302,729	202,828
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(5)	Related to non-controlling subsidiary	Loan	CLP	-	25,694
76,729,932-K	Saam Logistics S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	157,287	168,431
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	996	5,157
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	311,959	103,521
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	1,173	1,553
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	1,147,715	1,693,360
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	2,090	1,015
84,356,800-9	Watts S.A.	Chile	(2)	Related joint venture shareholder	Royalty	USD	15,995	15,786
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	11,464	13,428
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Services received	CLP	10,473	478
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Purchase of products	CLP	95,039	19,531
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	548	5,067
94,625,000-7	Inversiones ENEX S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	12,258	-
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	429,337	215,112
96,657,690-1	Inversiones Punta Brava S.A.	Chile	(1)	Related to the controller	Services received	CLP	30,487	-
96,798,520-1	SAAM Extraportuarios S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	16,350	7,604
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	2,977	32,576
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	179
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	5,479	17,548
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	3,277,811	2,234,632
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Royalty	CLP	2,058,046	965,010
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Services received	CLP	193,814	52,495
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Services received	USD	1,286	26,483
0-E	Ecor Ltda.	Bolivia	(2)	Related to the subsidiary's shareholder	Services received	BOB	-	11,466
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	8,160	316
0-E	Enex Paraguay S.A.E.	Paraguay	(2)	Subsidiary related	Purchase of products	PYG	6,850	-
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	6,172	-
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	USD	2,992,097	6,250,581
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	License and technical assistance	Euros	18,424,398	13,195,268
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	16,876	-
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	3,982,534	129,600
0-E	Heineken Supply Chain B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	Euros	9	105,774
0-E	La Misión S.A.	Paraguay	(2)	Subsidiary related	Services received	PYG	439	-
0-E	Nestlé Waters Management & Technology S.A.S.	France	(2)	Related to the subsidiary's shareholder	Services received	Euros	27,182	19,953
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to the subsidiary's shareholder	Purchase of products	Euros	502	41,794
0-E	Palermo S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	3,544	2,520
0-E	Paulaner Brauerei Gruppe GmbH & Co. KGaA	Germany	(2)	Related to the subsidiary's shareholder	Purchase of products	USD	1,800	99,532
0-E	Prana S.A.	Paraguay	(2)	Subsidiary related	Services received	PYG	128,988	-
0-E	Premium Brands S.R.L.	Bolivia	(2)	Related to the subsidiary's shareholder	Purchase of products	BOB	860	728
0-E	Société des Produits Nestlé S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Royalty	O ther currencies	84,465	151,871
0-E	Tetra Pak Global Distribution S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Purchase of products	USD	-	54,099
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	(2)	Joint venture	Services received	USD	-	53,305
Total							34,282,408	26,208,319

Most significant transactions and effects on results:

For the years ended
December 31, 2022 and 2021, the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2022		2021
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	1,155,452	(1,155,452)	1,862,501	(1,862,501)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	1,849	1,849	2,200	2,200
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	8,471,325	-	19,874,256	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	573,035	-	455,343	-
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan	-	-	25,000	-
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan payment	26,088	(1,088)	-	-
76,729,932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Services received	667,898	-	163,589	-
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	2,240,801	-	1,403,236	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	144,026	(144,026)	123,548	(123,548)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	832,185	644,128	683,279	528,872
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	499,147	(499,147)	514,992	(514,992)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	11,376,459	7,327,373	9,919,947	6,389,260
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	4,136,850	4,136,850	1,288,570	1,288,570
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	-	-	184,143	(184,143)
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	20,804,801	-	16,825,818	-
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	2,497,851	-	2,446,878	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	2,655,807	-	1,119,455	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	9,021	5,956	11,495	7,590
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan and interest	32,772	2,751	36,710	3,009
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	8,447,312	-	6,708,433	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	39,859	27,941	21,151	14,827
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	502,566	(502,566)	487,171	(487,171)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	293,324	(293,324)	153,960	(153,960)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of fixed assets	173,828	-	-	-
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	1,405	1,042	3,280	2,433
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,953,745	1,387,200	1,713,899	1,216,904
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	73,088,417	-	169,256,200	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	10,557	10,557	9,594	9,594
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	149,300,000	-	91,000,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	148,410,149	110,149	116,319,261	17,476,786
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	6,177,739	-	3,930,995	-
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	137,697	129,228	105,618	99,122
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,177	824	-	-
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	449,860	(449,860)	39,223	(39,223)
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	311,390	(311,390)	318,312	(318,312)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	243,771	-	26,759	-
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services received	103,396	(103,396)	284,709	(284,709)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	3,374,340	-	1,771,495	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	23,629,417	-	18,180,143	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	376,620	376,620	326,264	326,264
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	146,738	105,831	73,562	53,055
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	5,628,246	(5,628,246)	5,489,100	(5,489,100)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	77,238,037	(234,142)	90,001,229	4,195,190
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	267,368	(267,368)	72,605	(72,605)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	282,850,110	-	431,716,879	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	42,572	(42,572)	398,855	(398,855)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	257,898	230,765	174,307	155,969
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	305,336,443	495,848	425,089,594	3,354,006
0-E	Aerocentro S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,452	1,016	957	670
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	971,055	(971,055)	274,937	(274,937)
0-E	Banco BASA S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,796	1,257	1,502	1,051
0-E	Cementos Concepción S.A.E.	Paraguay	Related to the subsidiary's shareholder	Sales of products	2,366	1,656	1,287	901
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Contribution of capital	10,328,704	-	-	-
0-E	Cadena Farmacenter S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	14,883	10,418	1,185	829
0-E	Chajha S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	6,320	4,424	6,178	4,325
0-E	Cigar Trading S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	848	593	676	473
0-E	Club Libertad	Paraguay	Related to the subsidiary's shareholder	Sales of products	12,982	9,087	-	-
0-E	Consignataria de Ganado S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	705	493	1,215	850
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	78,996	(78,996)	76,786	(76,786)
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	21,279	14,895	13,338	9,337
0-E	ENEX Paraguay S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	196,738	137,716	77,782	54,447
0-E	Fundación Ramón T. Cartes	Paraguay	Related to the subsidiary's shareholder	Sales of products	741	518	725	508
0-E	Ganadera Las Pampas S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,930	2,751	4,744	3,321
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	490	343	284	199
0-E	Habacorp S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	204	143
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	16,543,178	-	16,520,290	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	19,199,831	(19,199,831)	18,793,675	(18,793,675)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	95,279	(95,279)	108,396	(108,396)
0-E	Inversiones BEBINV S.A.	Bolivia	Related to the subsidiary's shareholder	Contribution of capital	1,648,121	-	-	-
0-E	La Misión S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,278	894	732	512
0-E	Palermo S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	9,613	6,729	13,066	9,146
0-E	Pamplona S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,302	912	825	578
0-E	Prana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	348	243	999	699
0-E	QSR S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	339,904	237,933	37,416	26,191
0-E	Saga Gym S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	541	379	281	197
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	721,098	(721,098)	374,723	(374,723)
0-E	Tabacalera del Este S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	44,089	30,863	23,405	16,384
0-E	Water Latam S.L.	Spain	Associate controller	Purchase of shares	25,594,237	-	-	-
0-E	Zona Franca Central Cervecera S.A.S.	Bolivia	Joint venture	Contribution of capital	-	-	5,791,718	-

For the years ended December 31, 2021 and 2020, the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2021		2020
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	Shareholder of subsidiary	Loan payment	-	-	10,000	-
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	Shareholder of subsidiary	Loan	-	-	10,000	-
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	Shareholder of subsidiary	Sale of shares	-	-	42,506	-
76,079,669-7	Minera Antucoya	Chile	Related to the controller's shareholder	Sales of products	-	-	904	641
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	1,862,501	(1,862,501)	1,333,295	(1,333,295)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	2,200	2,200	2,400	2,400
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	19,874,256	-	5,964,834	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	455,343	-	63,170	-
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan	25,000	-	-	-
76,727,040-2	Minera Centinela	Chile	Related to the controller's shareholder	Sales of products	-	-	2,691	1,902
76,729,932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Services received	163,589	-	-	-
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	1,403,236	-	1,338,697	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	123,548	(123,548)	86,545	(86,545)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	683,279	528,872	438,916	339,730
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	514,992	(514,992)	475,007	(475,007)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	9,919,947	6,389,260	7,256,373	4,673,700
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	1,288,570	1,288,570	1,500,292	1,500,292
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	184,143	(184,143)	177,330	(177,330)
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	16,825,818	-	9,978,333	-
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	2,446,878	-	2,499,985	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	1,119,455	-	1,033,478	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan recovery	36,710	3,009	37,013	5,767
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	11,495	7,590	6,468	4,270
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	6,708,433	-	7,590,887	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	21,151	14,827	13,829	9,695
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	153,960	(153,960)	124,888	(124,888)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	487,171	(487,171)	463,728	(463,728)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	3,280	2,433	9,796	7,266
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,713,899	1,216,904	1,078,599	765,828
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	169,256,200	-	46,345,861	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	9,594	9,594	9,274	9,274
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	91,000,000	-	488,700,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	116,319,261	17,476,786	483,900,000	73,833
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	3,930,995	-	4,818,549	-
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	105,618	99,122	113,971	106,961
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	39,223	(39,223)	17,783	(17,783)
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	-	-	734	521
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	318,312	(318,312)	279,243	(279,243)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	26,759	-	26,662	-
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services received	284,709	(284,709)	194,185	(194,185)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	18,180,143	-	14,135,192	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	1,771,495	-	635,969	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	326,264	326,264	334,106	334,106
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	5,489,100	(5,489,100)	583,211	(583,211)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	73,562	53,055	51,067	36,831
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	90,001,229	4,195,190	157,275,212	(4,262,234)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	72,605	(72,605)	121,403	(121,403)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	431,716,879	-	426,057,614	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	398,855	(398,855)	401,541	(401,541)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	425,089,594	3,354,006	422,665,655	54,456
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	174,307	155,969	145,533	130,223
99,542,980-2	Foods Compañía de Alimentos CCU Ltda.	Chile	Joint venture	Services provided	-	-	27,744	27,744
0-E	Aerocentro S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	957	670	-	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	274,937	(274,937)	26,010	(26,010)
0-E	Banco BASA S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,502	1,051	1,788	1,252
0-E	Cadena Farmacenter S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,185	829	-	-
0-E	Cementos Concepción S.A.E.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,287	901	4,823	3,376
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	-	-	19,287,372	-
0-E	Chajha S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	6,178	4,325	15,414	10,790
0-E	Cigar Trading S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	676	473	1,368	958
0-E	Club Libertad	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	14,358	10,050
0-E	Consignataria de Ganado S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,215	850	-	-
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	76,786	(76,786)	140,109	(140,109)
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	13,338	9,337	14,681	10,277
0-E	Enex Paraguay S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	77,782	54,447	-	-
0-E	Fundación Ramón T. Cartes	Paraguay	Related to the subsidiary's shareholder	Sales of products	725	508	217	152
0-E	Ganadera Las Pampas S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	4,744	3,321	13,611	9,528
0-E	Ganadera Sofía S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	1,962	1,374
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	284	199	464	325
0-E	Habacorp S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	204	143	-	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	16,520,290	-	10,419,088	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	18,793,675	(18,793,675)	12,444,232	(12,444,232)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	108,396	(108,396)	182,716	(182,716)
0-E	Habacorp S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	204	143	-	-
0-E	La Misión S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	732	512	958	671
0-E	Palermo S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	13,066	9,146	4,706	3,294
0-E	Pamplona S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	825	578	-	-
0-E	Prana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	999	699	1,310	917
0-E	QSR S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	37,416	26,191	40,417	28,293
0-E	Saga Gym S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	281	197	-	-
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	374,723	(374,723)	671,730	(671,730)
0-E	Tabacalera del Este S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	23,405	16,384	14,215	9,950
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	Joint venture	Capital contribution	5,791,718	-	-	-

Remuneration of the Management key employees

The Company is managed by a Board of Directors comprised of 9 members, each of whom is in office for a 3-year term and may be re-elected.

The Board was appointed at the Ordinary Shareholders’ Meeting held on April 14, 2021, being elected for a period of three years Messrs, Andrónico Luksic Craig, Francisco Pérez Mackenna, Pablo Granifo Lavín, Rodrigo Hinzpeter Kirberg, Carlos Molina Solís, José Miguel Barros van Hövell tot Westerflier, Marc Gross, Rory Cullinan and Vittorio Corbo Lioi, the latter independent according to article 50 bis of Law No. 18,046. The Chairman and the Vice Chairman, as well as the members of the Audit Committee were appointed at the Board of Directors’ meeting held the same date. According to article 50 bis of Law No. 18,046, in the same Board meeting the independent Director Mr. Vittorio Corbo Lioi appointed the other members of the Directors Committee, which is composed of Directors Messrs. Corbo, Pérez and Molina. Additionally, Messrs. Corbo and Molina were appointed as members of the Audit Committee, both meeting the independence criteria under the Securities Exchange Act of 1934, the Sarbanes-Oxley Act of 2002 and the New York Stock Exchange Rules
.
The Board of Directors also resolved that Directors Messrs. Pérez and Barros participate in the Audit Committee´s meetings as observers.

The Ordinary Shareholders’ Meeting held on April 13, 2022, it was resolved to maintain the Directors’ remuneration agreed at the previous Ordinary Shareholders’ Meeting, which consists of a monthly gross compensation for attendance to Board Meetings of UF 100 per Director, and UF 200 for the Chairman, independent of the number of meetings held within such period, plus an amount equivalent to 3% of the distributed dividends with charge to the Company’s profits, for the whole Board, calculated on a maximum amount equivalent to
50
% of the distributable net income for the year, at a rate of one-ninth for each Director and in proportion to the time each one served as such during the year 2022.

The aforementioned Shareholders’ Meeting also agreed to maintain the remuneration of Directors that are members of the Directors Committee, consisting of a monthly gross fee for attendance to Directors Committee meetings, independent of the number of meetings held during the period, of UF 50, plus the corresponding percentage of the distributed dividends until completing the additional third established in article 50 bis of Law No. 18,046 on Corporations and Circular No. 1,956 of the Comisión para el Mercado Financiero (Financial Market Commission); and with respect to those Directors who are members of the Audit Committee, and those appointed as observers of the same, a monthly gross fee for attendance to Audit Committee meetings, independent of the number held during the period, of UF 50.

At the Board meeting held on October 5, 2022, the Board of Directors took notice of the resignation of Mr. José Miguel Barros van Hövell tot Westerflier from the position of director, effective on October 1, 2022.

At the same meeting, and as permitted by Article 32 of Law No. 18,046, the Board unanimously agreed to appoint Ms. María Gabriela Cadenas as a Director, until the next Ordinary Shareholders' Meeting is held.

The remunerations of Directors and Chief Executives of the Company are composed as follows:

Directors’ remunerations:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Audit's Committee	67,307	71,380	63,120
Directors' Committee	75,494	67,691	64,837
Attendance meetings fee (*)	1,537,747	1,460,776	1,380,976
Dividend Participation (**)	2,646,357	3,004,895	2,097,276

(*) Includes accrued per diem in 2022 of Gabriela Cadenas.
(**) Includes accrued participation in 2022 of Gabriela Cadenas.

Chief Executives’ remunerations:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Directors' Committee	20,084	17,689	16,655
Attendance meetings fee	224,474	226,566	199,798
Dividend Participation	28,009	28,064	27,773

The Chief Executives’ Remuneration as of
December 31, 2022
amounted to ThCh$
9,183,120
(ThCh$
9,129,532 as of December 31,
2021 and ThCh$ 6,701,955 as of December 31, 2020). The Company grants to the Chief Executives annual bonuses, which have an optional and variable nature, not contractual and assigned according to compliance of individual and corporate goals and based on the incomes of the period.